SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Options Granted
	Year ended December 31
	2025
		Weighted
	Number	Average
	of	Exercise
	Options	Price*
Outstanding at beginning of year	628,090	$8.61
Changes during the year:
Granted	-	-
Canceled	-	-
Exercised	(202,572)	7.19
Forfeited	-	-
Expired	-	-
Outstanding at end of year	425,518	$9.29
Exercisable at end of year	425,518	$9.29

* In U.S. dollars per Ordinary Share

Schedule of Outstanding and Exercisable Options
Options outstanding and exercisable
	Number of	Weighted
	options	average
	Outstanding and exercisable	remaining
Exercise	at end of	contractual
Prices *	year	life
$3.75	2,177	0.02
$5.11	59,576	0.26
$7.00	11,000	0.58
$9.85	340,103	1.16
$12.16	6,162	1.35
$21.62	6,500	1.86

* In U.S. dollars per Ordinary Share.

Schedule of Share Based Compensation Expense
	Year ended December 31
	2025	2024	2023
Cost of sales	1,333	1,833	2,046
Research and development expenses	1,039	2,177	2,652
Selling and marketing expenses	7,685	11,367	17,167
General and administrative expenses	1,074	1,192	1,735
	11,131	16,569	23,600

Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Options Granted
	Year ended December 31
	2025
		Weighted
	Number	Average
	of	Grant Date
	RSUs	Fair Value
Outstanding at beginning of year	824,905	28.57
Changes during the year:
Granted	836,320	17.90
Vested	(547,508)	29.88
Forfeited	(221,750)	20.32
Outstanding at end of year	891,967	19.84